INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Genesis Unicorn Capital Corp [Member]
Restructuring Cost and Reserve [Line Items]
INCOME TAXES

NOTE 9. INCOME TAXES

The Company’s effective tax rate for the for the three and six months ended June 30, 2023, was 3.2% and (78.8)%. The Company’s effective tax rate for the three and six months ended June 30, 2022 was 0.0%. The Company’s effective tax rate differs from the statutory income tax rate of 21% primarily due to non-deductible operating costs. The Company has historically calculated the provision for income taxes during interim reporting periods by applying an estimate of the annual effective tax rate for the full fiscal year to income or loss for the reporting period.

NOTE 9. INCOME TAXES

The Company’s effective tax rate for year ended December 31, 2022, and for the period from February 23, 2021 (inception) through December 31, 2021 was (78)%. The Company’s effective tax rate differs from the statutory income tax rate of 21% primarily due to non-deductible operating costs. The Company has historically calculated the provision for income taxes during interim reporting periods by applying an estimate of the annual effective tax rate for the full fiscal year to income or loss for the reporting period.